Investments - Unrealized Loss Position (Details) $ in Millions	Dec. 31, 2018 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Number of securities | security	2,279
Fair value	$ 2,409
Unrealized losses	$ 36
U.S. government securities
Schedule of Available-for-sale Securities [Line Items]
Number of securities | security	8
Fair value	$ 26
Unrealized losses	$ 0
States, municipalities and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Number of securities | security	54
Fair value	$ 86
Unrealized losses	$ 1
U.S. corporate securities
Schedule of Available-for-sale Securities [Line Items]
Number of securities | security	1,399
Fair value	$ 1,431
Unrealized losses	$ 16
Foreign securities
Schedule of Available-for-sale Securities [Line Items]
Number of securities | security	243
Fair value	$ 314
Unrealized losses	$ 3
Residential mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Number of securities | security	45
Fair value	$ 1
Unrealized losses	$ 0
Other asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Number of securities | security	516
Fair value	$ 528
Unrealized losses	$ 15
Redeemable preferred securities
Schedule of Available-for-sale Securities [Line Items]
Number of securities | security	14
Fair value	$ 23
Unrealized losses	$ 1